COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Product warranty activity
Beginning balance	$ 20,612	$ 10,317
Warranty provision	6,835	9,842
Warranty cost incurred	(1,229)	(49)
Foreign exchange effect	(530)	502
Ending balance	$ 25,688	$ 20,612